Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Interest Paid	$ 62,150	$ 23,762
Income Taxes Paid	$ 2,405	$ 7,765